Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net income for the year	R$ 138,019	R$ 226,867	R$ 268,536
Other comprehensive income/loss to be reclassified to statement of income for the year in subsequent periods:
Currency translation adjustment of foreign operations	(7,463)	54,768	(34,068)
Total comprehensive income for the year	R$ 130,556	R$ 281,635	R$ 234,468